SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended			3 Months Ended	0 Months Ended	3 Months Ended			0 Months Ended		0 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Long-lived assets of the Phase I Sichuan polysilicon factory	Sep. 17, 2013 Subsequent event	Sep. 30, 2013 Subsequent event	Sep. 16, 2013 Subsequent event	Sep. 30, 2013 Subsequent event Trade financing	Sep. 30, 2013 Subsequent event Lines of credit	Aug. 02, 2013 Subsequent event Settlement Agreement	Sep. 17, 2013 Subsequent event American Depository Shares (ADS)	Sep. 16, 2013 Subsequent event American Depository Shares (ADS)	Sep. 16, 2013 Subsequent event Ordinary shares
SUBSEQUENT EVENTS
Refundable deposits retained										$ 34,800,000
Obligations										0
Offering closed (in ADS)											15,000,000
Share price (in dollars per ADS)												$ 4.67
Offering closed											70,000,000
Warrant coverage in the offering (as a percent)							35.00%
Initial exercise price of warrants (in dollars per share)												$ 6.04	$ 3.02
Warrants issued (in ADS)												5,250,000
Expiration term					4 years
New financings									190,100,000
Available bank credit facilities		574,816,000	499,802,000			499,117,000		430,718,000	499,117,000
Non-cash impairment charge	$ 291,000			$ 194,700,000		$ 202,800,000